Trade and Other Payables - Summary of Components of Trade and Other Payables (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018
Subclassifications of assets, liabilities and equities [abstract]
Notes and trade accounts payable	¥ 821,009	¥ 782,605
Other payables	524,167	474,903
Other	266,226	323,087
Total	¥ 1,611,403	¥ 1,580,597